Acquisitions	12 Months Ended
Feb. 01, 2014
Acquisitions

14. Acquisitions

Botswana diamond polishing factory acquisition

On November 4, 2013, Signet acquired a diamond polishing factory in Gaborone, Botswana for $9.1 million. The acquisition expands the Company’s long-term diamond sourcing capabilities and provides resources for the Company to cut and polish stones.

The transaction was accounted for as a business combination during the fourth quarter of Fiscal 2014. The Company is in the process of finalizing the valuation of the net assets acquired, most notably the valuation of property, plant and equipment. The total consideration paid by the Company was funded through existing cash and allocated to the net assets acquired based on the preliminary fair values as follows: property, plant and equipment acquired of $5.5 million and goodwill of $3.6 million. None of the goodwill will be deductible for income tax purposes. The goodwill balance is recorded within other assets in the consolidated balance sheet. See Note 12.

Acquisition-related costs incurred prior to closing the transaction were immaterial. The results of operations related to the acquired diamond polishing factory are reported within the Other operating segment of Signet’s consolidated results and included in Signet’s consolidated financial statements commencing on the date of acquisition in the Other operating segment. Pro forma results of operations have not been presented, as the impact on the Company’s consolidated financial results was not material.

Ultra acquisition

On October 29, 2012, Signet acquired the outstanding shares of Ultra Stores, Inc. (the “Ultra Acquisition”). The Company paid $56.7 million, net of acquired cash of $1.5 million, for the Ultra Acquisition, including a $1.4 million working capital adjustment at closing. The total consideration paid was funded through existing cash.

On May 15, 2013, the post-closing procedures were finalized and a reduction to the initial purchase price was agreed to. As a result, total consideration paid for the Ultra Acquisition was reduced to $55.3 million. The refund of $1.4 million from the initial consideration paid was received during the second quarter of Fiscal 2014.

Signet incurred approximately $3.0 million of acquisition-related expenses, which were expenses as incurred during Fiscal 2013 and recorded as selling, general and administrative expenses in the consolidated income statement. The results of operations related to the Ultra Acquisition are reported as a component of the results of the US division and included in Signet’s consolidated financial statements commencing on the date of acquisition. Pro forma results of operations have not been presented, as the impact on the Company’s consolidated financial results were not material.

The Ultra Acquisition was accounted for as a business combination during the fourth quarter of Fiscal 2013. During the first quarter of Fiscal 2014, the Company finalized the valuation of net assets acquired. There were no material changes to the valuation of net assets acquired from the initial allocation reported during the fourth quarter of Fiscal 2013. Accordingly, the total consideration paid has been allocated to the net assets acquired based on the final fair values at October 29, 2012 as follows:

	Initial Allocation	Final Allocation	Change
(in millions)
Recognized amounts of assets acquired and liabilities assumed:
Inventories	$43.3	$43.3	$—
Other current assets, excluding cash acquired	3.3	3.3	—
Property and equipment	12.1	12.1	—
Other assets	0.3	0.3	—
Current liabilities	(19.5)	(19.5)	—
Other liabilities	(7.4)	(7.4)	—

Fair value of net assets acquired	$32.1	$32.1	$—
Goodwill(1)	24.6	23.2	(1.4)

Total consideration	$56.7	$55.3	$(1.4)

(1)	None of the goodwill will be deductible for income tax purposes. The goodwill balance is recorded within other assets in the consolidated balance sheet. See Note 12.

During Fiscal 2014, the majority of the acquired stores were converted to the Kay brand, with the remaining stores being reflected under regional brands.